Financial Instruments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial Instruments

Note 7   Financial Instruments

Financial instruments categories

The carrying amounts of each financial instrument category are detailed as follows:

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	282,032	–	421,051	–
Marketable securities and investments in other companies	3,314,469	–	11,956,585	–
Derivatives designated as hedges	3,844,149	29,981,745	33,280,356	37,054,245
Total others financial assets	7,440,650	29,981,745	45,657,992	37,054,245
Accounts receivavble - trade and other current receivables (net)	446,486,753	3,313,742	445,263,536	3,941,760
Accounts receivable from related parties	9,040,528	42,506	6,204,099	42,506
Total accounts receivables	455,527,281	3,356,248	451,467,635	3,984,266
Sub-Total financial assets	462,967,931	33,337,993	497,125,627	41,038,511
Cash and cash equivalents	618,154,016	–	597,081,675	–
Total financial assets	1,081,121,947	33,337,993	1,094,207,302	41,038,511
Bank borrowings	24,494,870	174,074,170	134,737,116	84,839,970
Bond payable	38,650,859	1,050,838,488	30,871,086	1,081,682,928
Deposits for return of bottles and containers	11,774,922	–	11,912,090	–
Put option liability (1)	28,554,669	–	–	–
Total financial liabilities measured at amortized cost	103,475,320	1,224,912,658	177,520,292	1,166,522,898
Derivatives not designated as hedges	468,541	–	3,753,264	–
Derivatives designated as hedges	3,207,739	9,333,449	4,605,695	9,183,801
Total financial derivative liabilities	3,676,280	9,333,449	8,358,959	9,183,801
Total others financial liabilities (*)	107,151,600	1,234,246,107	185,879,251	1,175,706,699
Lease Liabilities	7,142,360	34,061,739	9,120,616	31,306,552
Total lease liabilities (**)	7,142,360	34,061,739	9,120,616	31,306,552
Accounts receivavble - trade and other current receivables	434,974,163	88,596	491,315,277	20,945
Accounts payable to related parties	55,140,630	536,083	34,282,408	–
Total commercial obligations and other accounts payable	490,114,793	624,679	525,597,685	20,945
Total financial liabilities	604,408,753	1,268,932,525	720,597,552	1,207,034,196

(1)	See Note 1 - General information, letter C, number (10).
(*)	See Note 21 - Other financial liabilities.
(**)	See Note 22 - Lease liabilities.

Fair value of Financial instruments

The following tables show fair values, based on financial instrument categories, compared to the carrying amount included in the Consolidated Statements of Financial Position:

a)	Financial assets and liabilities are detailed as follows:

	As of December 31, 2023		As of December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	282,032	282,032	421,051	421,051
Marketable securities and investments in other companies	3,314,469	3,314,469	11,956,585	11,956,585
Derivatives designated as hedges	33,825,894	33,825,894	70,334,601	70,334,601
Total others financial assets	37,422,395	37,422,395	82,712,237	82,712,237
Accounts receivavble - trade and other current receivables (net)	449,800,495	449,800,495	449,205,296	449,205,296
Accounts receivable from related parties	9,083,034	9,083,034	6,246,605	6,246,605
Total accounts receivables	458,883,529	458,883,529	455,451,901	455,451,901
Sub-Total financial assets	496,305,924	496,305,924	538,164,138	538,164,138
Cash and cash equivalents	618,154,016	618,154,016	597,081,675	597,081,675
Total financial assets	1,114,459,940	1,114,459,940	1,135,245,813	1,135,245,813
Bank borrowings	198,569,040	202,837,636	219,577,086	222,603,740
Bond payable	1,089,489,347	963,749,615	1,112,554,014	1,012,325,805
Deposits for return of bottles and containers	11,774,922	11,774,922	11,912,090	11,912,090
Put option liability (1)	28,554,669	28,554,669	–	–
Total financial liabilities measured at amortized cost	1,328,387,978	1,206,916,842	1,344,043,190	1,246,841,635
Derivatives not designated as hedges	468,541	468,541	3,753,264	3,753,264
Derivatives designated as hedges	12,541,188	12,541,188	13,789,496	13,789,496
Total financial derivative liabilities	13,009,729	13,009,729	17,542,760	17,542,760
Total others financial liabilities (*)	1,341,397,707	1,219,926,571	1,361,585,950	1,264,384,395
Lease Liabilities	41,204,099	41,204,099	40,427,168	40,427,168
Total lease liabilities (**)	41,204,099	41,204,099	40,427,168	40,427,168
Accounts receivavble - trade and other current receivables	435,062,759	435,062,759	491,336,222	491,336,222
Accounts payable to related parties	55,676,713	55,676,713	34,282,408	34,282,408
Total commercial obligations and other accounts payable	490,739,472	490,739,472	525,618,630	525,618,630
Total financial liabilities	1,873,341,278	1,751,870,142	1,927,631,748	1,830,430,193

(1)	See Note 1 - General information, letter C, number (10).

(*) See Note 21 - Other financial liabilities.

(**) See Note 22 - Lease liabilities.

The carrying amount of cash and cash equivalents, other financial assets, deposits for return of bottles and containers, put option liability and lease liabilities approximate their fair value due to their short-term nature or by its valuation methodology while loans receivable and accounts receivable are due to the fact that any collection loss is already reflected in the impairment loss provision.

The fair value of non-derivative financial assets and liabilities that are not quoted in active markets are estimated through the use of discounted cash flows calculated on market variables observed as of the date of the financial statements. The fair value of derivative instruments is estimated through the discount of future cash flows, determined according to information observed in the market or to variables and prices obtained from third parties.

The fair value of bank borrowings and Bonds payable has hierarchy level 2 of fair value. The financial liability under the Option Contract is measured initially and subsequently using level 3 inputs by determining the fair value of the market price for the exercise of the 44.99% share option, discounted to present value using the Company's risk rate.

b)	Financial instruments by category:

As of December 31, 2023	Fair value with changes in income	Financial assets measured at amortized cost	Fair value with changes in comprehension income	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivatives not designated as hedges	282,032	–	–	282,032
Marketable securities and investments in other companies	3,314,469	–	–	3,314,469
Derivatives designated as hedges	–	–	33,825,894	33,825,894
Total others financial assets	3,596,501	–	33,825,894	37,422,395
Cash and cash equivalents	–	618,154,016	–	618,154,016
Trade and other receivable (net)	–	449,800,495	–	449,800,495
Accounts receivable from related parties	–	9,083,034	–	9,083,034
Total financial assets	3,596,501	1,077,037,545	33,825,894	1,114,459,940

As of December 31, 2023	Fair value with changes in income	Fair value with changes in comprehension income	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	–	–	198,569,040	198,569,040
Bond payable	–	–	1,089,489,347	1,089,489,347
Deposits for return of bottles and containers	–	–	11,774,922	11,774,922
Derivatives not designated as hedges	468,541	–	–	468,541
Derivatives designated as hedges	–	12,541,188	–	12,541,188
Put option liability	–	–	28,554,669	28,554,669
Total Others financial liabilities	468,541	12,541,188	1,328,387,978	1,341,397,707
Lease liabilities	–	–	41,204,099	41,204,099
Trade and other current payables	–	–	435,062,759	435,062,759
Accounts payable to related parties	–	–	55,676,713	55,676,713
Total financial liabilities	468,541	12,541,188	1,860,331,549	1,873,341,278

As of December 31, 2022	Fair value with changes in income	Financial assets measured at amortized cost	Fair value with changes in comprehension income	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivatives not designated as hedges	421,051	–	–	421,051
Marketable securities and investments in other companies	11,956,585	–	–	11,956,585
Derivatives designated as hedges	–	–	70,334,601	70,334,601
Total others financial assets	12,377,636	–	70,334,601	82,712,237
Cash and cash equivalents	–	597,081,675	–	597,081,675
Trade and other receivable (net)	–	449,205,296	–	449,205,296
Accounts receivable from related parties	–	6,246,605	–	6,246,605
Total financial assets	12,377,636	1,052,533,576	70,334,601	1,135,245,813

As of December 31, 2022	Fair value with changes in income	Fair value with changes in comprehension income	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	–	–	219,577,086	219,577,086
Bond payable	–	–	1,112,554,014	1,112,554,014
Deposits for return of bottles and containers	–	–	11,912,090	11,912,090
Derivatives not designated as hedges	3,753,264	–	–	3,753,264
Derivatives designated as hedges	–	13,789,496	–	13,789,496
Total Others financial liabilities	3,753,264	13,789,496	1,344,043,190	1,361,585,950
Lease liabilities	–	–	40,427,168	40,427,168
Trade and other current payables	–	–	491,336,222	491,336,222
Accounts payable to related parties	–	–	34,282,408	34,282,408
Total financial liabilities	3,753,264	13,789,496	1,910,088,988	1,927,631,748

Derivative Instruments

The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year, are detailed as follows:

	As of December 31, 2023				As of December 31, 2022
	Number of agreements	Nominal amounts thousand	Asset	Liability	Number of agreements	Nominal amounts thousand	Asset	Liability
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency swaps UF/CLP	2	4,625	32,586,117	12,129,230	5	11,455	69,024,803	13,389,059
Less than a year			3,844,149	2,795,781			33,280,356	4,205,258
Between 1 and 5 years			15,028,294	9,333,449			18,986,487	9,183,801
More than 5 years			13,713,674	–			16,757,960	–
Cross currency swaps UF/EURO	1	296	1,059,999	49,840	1	296	1,243,303	45,392
Less than a year			–	49,840			–	45,392
Between 1 and 5 years			1,059,999	–			1,243,303	–
Cross currency swaps UF/USD	1	479	179,778	362,118	1	479	66,495	355,045
Less than a year			–	362,118			–	355,045
Between 1 and 5 years			179,778	–			66,495	–
Subtotal hedging derivatives	4		33,825,894	12,541,188	7		70,334,601	13,789,496
Forwards USD	22	141,145	252,476	408,679	27	154,156	293,023	3,699,120
Less than a year	22	141,145	252,476	408,679			293,023	3,699,120
Forwards Euro	6	6,275	3,553	34,468	6	12,860	13,999	52,421
Less than a year	6	6,275	3,553	34,468			13,999	52,421
Forwards CAD	2	2,000	–	25,394	2	1,870	90,550	–
Less than a year	2	2,000	–	25,394			90,550	–
Forwards GBP	3	752	26,003	–	3	774	23,479	1,723
Less than a year			26,003	–			23,479	1,723
Subtotal derivatives with effects on income	33		282,032	468,541	38		421,051	3,753,264
Total instruments	37		34,107,926	13,009,729	45		70,755,652	17,542,760

These derivative agreements have been entered into as a hedge of exchange rate risk exposure. In the case of forwards, the Company does not comply with the formal requirements for hedging designation; consequently, their effects are recorded in Income, in Other gains (losses).

In the case of Cross Currency Swap, these qualify as cash flows hedges of the cash flows related to loans from Banco de Chile and Scotiabank Chile. See additional disclosures in Note 21 - Other financial liabilities.

As of December 31, 2023
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	81,405,269	CLP	79,820,831	1,584,438	03-15-2032
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	94,104,646	CLP	75,232,197	18,872,449	06-01-2027
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	17,020,211	USD	17,202,551	(182,340)	06-01-2025
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	10,558,552	EUR	9,548,393	1,010,159	06-02-2025

As of December 31, 2022
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	82,322,384	CLP	80,933,348	1,389,036	03-15-2032
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	105,013,688	CLP	85,070,350	19,943,338	08-10-2023
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	100,564,068	CLP	81,917,436	18,646,632	06-01-2023
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	69,182,555	CLP	55,845,532	13,337,023	06-01-2023
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	51,120,767	CLP	48,801,052	2,319,715	03-15-2030
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	16,322,595	USD	16,611,145	(288,550)	06-01-2025
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	10,102,729	EUR	8,904,818	1,197,911	06-02-2025

The Consolidated Statement of Other Comprehensive Income includes under the caption cash flows hedge, for the year ended December 31, 2023 a charge before income taxes of ThCh$ 4,379,170 (ThCh$ 12,415,374 as of December 31, 2022 and ThCh$ 2,168,254 as of December 31, 2021), related to the fair value of Cross Currency Swap derivatives instruments.

Fair value hierarchies

The financial instruments recorded at fair value in the Statement of Financial Position are classified as follows, depending on the method used to obtain their fair values:

Level 1	Fair values obtained through direct reference to quoted market prices, without any adjustment.

Level 2	Fair values obtained through the use of valuation models accepted in the market and based on prices other than those of Level 1, which may be directly or indirectly observed as of the measurement date (adjusted prices).

Level 3	Fair values obtained through internally developed models or methodologies that use information which may not be observed or which is illiquid.

The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

As of December 31, 2023	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	282,032	–	282,032	–
Marketable securities and investments in other companies	3,314,469	3,314,469	–	–
Derivatives designated as hedges	33,825,894	–	33,825,894	–
Total others financial assets	37,422,395	3,314,469	34,107,926	–
Derivatives not designated as hedges	468,541	–	468,541	–
Derivative designated as hedges	12,541,188	–	12,541,188	–
Total financial derivative liabilities	13,009,729	–	13,009,729	–

As of December 31, 2022	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	421,051	–	421,051	–
Marketable securities and investments in other companies	11,956,585	11,956,585	–	–
Derivatives designated as hedges	70,334,601	–	70,334,601	–
Total others financial assets	82,712,237	11,956,585	70,755,652	–
Derivatives not designated as hedges	3,753,264	–	3,753,264	–
Derivative designated as hedges	13,789,496	–	13,789,496	–
Total financial derivative liabilities	17,542,760	–	17,542,760	–

During the year ended December 31, 2023, the Company has not made any significant instrument transfers between levels 1 and 2.

Credit quality of financial assets

The Company uses two credit assessment systems for its clients: a) Clients with loan insurance are assessed according to the external risk criteria (trade reports, non-compliance and protested documents that are available in the local market), payment capability and equity situation required by the insurance company to grant a loan coverage; b) All other the clients are assessed through an ABC risk model, which considers internal risk (non-compliance and protested documents), external risk (trade reports, non-compliance and protested documents that are available in the local market) and payment capacity and equity situation. The uncollectible rate during the last two years has not been significant.